Loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Loss per share attributable to weighted average number of outstanding ordinary shares
Schedule of calculation of basic and diluted net income per share

	Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	US$
Numerator:
Net loss available to common stockholders	(1,094,516)	(1,119,555)	(1,560,535)	(1,147,199)
Denominator:
Weighted average common shares outstanding – basic and diluted	18,000,000	18,000,000	18,000,000	18,000,000
Loss per common share:
Basic and diluted (cents)	(6.08)	(6.22)	(8.68)	(6.38)